NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from operation	$ 16,257,864	$ 17,497,269
Accumulated deficit	183,791,156	167,533,292
Working capital deficit	38,147,000
Sale of stock consideration	3,169,000
Proceeds from sale of series E preferred shares	344,000
Proceeds from issuance of promissory notes, related parties	$ 140,000	$ 250,000